LONG-TERM LOANS AND OTHER BORROWINGS - Bonds and Notes (Details) $ in Millions, Rp in Billions	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)
Borrowings and other credit facilities
Current maturities	Rp (8,858)		Rp (9,690)
Long-term portion	27,331	$ 1,756	36,319
Bonds
Borrowings and other credit facilities
Outstanding balance	4,800		7,000
Unamortized debt issuance cost	(7)		(7)
Total loans and other borrowings	4,793		6,993
Current maturities			(2,200)
Long-term portion	4,793		4,793
2015 - Series A Bonds
Borrowings and other credit facilities
Outstanding balance	2,200
2015 - Series B Bonds
Borrowings and other credit facilities
Outstanding balance	2,100
2015 - Series C Bonds
Borrowings and other credit facilities
Outstanding balance	1,200
2015 - Series D Bonds
Borrowings and other credit facilities
Outstanding balance	1,500
Rupiah | 2015 - Series A Bonds
Borrowings and other credit facilities
Outstanding balance			2,200
Rupiah | 2015 - Series B Bonds
Borrowings and other credit facilities
Outstanding balance	2,100		2,100
Rupiah | 2015 - Series C Bonds
Borrowings and other credit facilities
Outstanding balance	1,200		1,200
Rupiah | 2015 - Series D Bonds
Borrowings and other credit facilities
Outstanding balance	Rp 1,500		Rp 1,500